Trade and other receivables (Tables)	6 Months Ended
Feb. 28, 2026
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Trade receivables	360,748	424,686
Sales taxes receivable	178,925	52,518
Other receivables	24,724	5,980
	564,397	483,184

Schedule of aging analysis of receivables

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
0 – 30	38,010	83,975
31 – 60	12,242	42,775
61 – 90	9,071	—
91 and over	301,425	297,936
	360,748	424,686